revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
revenue from contracts with customers
Customer accounts receivable	$ 2,809	$ 2,844
Allowance for doubtful accounts	(130)	(119)
Billed customer accounts receivable, net of allowance for doubtful accounts	2,679	2,725
Accrued receivables - customer	658	604
Billed and unbilled customer accounts receivable, net of allowance for doubtful accounts	3,337	3,329
Accrued receivables - other	460	360
Accounts receivable - current	$ 3,797	$ 3,689